Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consist of the following:
	As of December 31,
	2023	2022

Computer equipment	$414,230	$380,055
Office equipment, fixtures and furniture	1,997,452	2,033,617
Automobiles	184,308	189,325
Buildings	4,580,571	4,715,189
Construction in Progress	618,661	-
Subtotal	7,795,222	7,318,186
Less: accumulated depreciation	(1,892,273)	(1,484,268)
Property and equipment, net	$5,902,949	$5,833,918